Putnam
Equity
Income
Fund


Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-04

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From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]

John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

Over the past several months, Putnam has introduced a number of voluntary reforms. We would like to call your attention to two of them that are now being included in these reports to provide shareholders with more useful information about their investments. Following the performance tables in the Performance Summary, you will find new expense and risk comparison information for your fund. The expense comparison information enables you to estimate the amount you have actually paid for ongoing expenses such as management fees and distribution (or 12b-1) fees and to compare these expenses with the average expenses of funds in your fund's Lipper peer group. The risk comparison shows your fund's risk relative to similar funds as tracked by Morningstar, an independent fund-rating company. We believe the expense and risk information can function as a valuable tool for you and your financial advisor to use when making decisions about your financial program. These enhancements to our reports are part of the additional disclosure we are committed to providing to shareholders.

Putnam Equity Income Fund delivered solid returns and performed in line with its Lipper peer group. On the following pages, the fund's management teams discuss fund performance during the semiannual period, including events and trends that shaped the market environment, portfolio positioning, investment strategies, and holdings that meaningfully contributed to or detracted from returns. We hope you find it useful.

As always, we appreciate your support of Putnam Investments.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds
July 21, 2004


Report from Fund Management

Fund highlights

 * For the semiannual period ended May 31, 2004, Putnam Equity Income Fund's class A shares returned 6.71% at net asset value (NAV) and 0.55% at public offering price (POP).

 * Based on results at NAV, the fund underperformed its benchmark, the Russell 1000 Value Index, which returned 7.80%. This is primarily due to the fund's emphasis on larger-cap stocks during a period when smaller-cap stocks delivered stronger performance.

 * The fund's results at NAV were in line with the average return for the Lipper Equity Income Funds category, which was 6.78%.

 * See the Performance Summary beginning on page 7 for complete fund performance, comparative performance, and Lipper data.

Performance commentary

During the first three months of the semiannual period, the market favored lower-quality, speculative stocks, which benefited from the low interest-rate environment. Because your fund typically focuses on higher-quality stocks, the portfolio was not positioned to participate in these market advances. Furthermore, such holdings would not have been appropriate for this fund's conservative, yield-oriented mandate. In the final three months of the period, as it appeared increasingly likely that the Federal Reserve Board would raise short-term interest rates, the market came to favor higher-quality stocks. This shift was more conducive to your fund's positioning and performance has begun to strengthen as a result. Returns were also affected somewhat by our decision about a year ago to increase the fund's average market capitalization. In retrospect, we made this upward transition prematurely, as the market has only recently started to favor larger-cap stocks. However, we believe our emphasis on larger caps will contribute to performance over the longer term as it reflects the migration of mispriced securities from the mid-cap universe to the large-cap universe.

FUND PROFILE

Putnam Equity Income Fund seeks to invest in undervalued stocks of mid- and large-cap companies that are poised to experience positive change that may improve financial performance. The fund targets stocks of mature companies that pay above-average dividend yields, and it may be appropriate for conservative investors who seek current income and capital appreciation.

Market overview

In the recent six-month period, the U.S. economy continued to improve, as evidenced by stronger corporate earnings, rising demand for goods and services, and a decline in unemployment. Financial markets were volatile throughout the period, however, as the Federal Reserve Board became increasingly candid about its intentions to raise short-term interest rates in the near future. Inflation rose marginally and fueled speculation about when such a rate hike might occur. Stocks outperformed bonds throughout the period and, while small-capitalization stocks continued to dominate the market for much of the period, large-caps took the lead in May. Growth stocks had led the market at the end of 2003, but value stocks took over in 2004, as investors cut back their appetite for risk and seemed to favor more stable investments. During the period, the technology and financial sectors fared poorly, while energy and consumer staples were strong-performing sectors.

Uncertainty surrounding events in Iraq and the Middle East, high oil prices, ongoing concerns about terrorist activities, rising interest rates, and greater focus on the upcoming U.S. presidential election contributed to investors taking a more cautious approach.

------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 5/31/04
------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------
Russell 1000 Value Index (large-company value stocks)                   7.80%
------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                      6.79%
------------------------------------------------------------------------------
MSCI EAFE Index (international stocks)                                 10.32%
------------------------------------------------------------------------------
Russell Midcap Growth Index (midsize-company growth stocks)             5.42%
------------------------------------------------------------------------------
Bonds
------------------------------------------------------------------------------
Lehman Government Bond Index (U.S. Treasury and agency securities)      0.35%
------------------------------------------------------------------------------
JP Morgan Global High Yield Index (global high-yield corporate bonds)   3.29%
------------------------------------------------------------------------------
Lehman Credit Index (corporate bonds)                                   0.42%
------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 5/31/04.
------------------------------------------------------------------------------

Strategy overview

The fund's basic strategy remained unchanged during the period. We continue to seek opportunities for equity income and capital growth by investing in lower-priced, higher-yielding stocks that may be temporarily out of favor but, in our view, have improving prospects. That said, market trends might, at times, result in subtle nuances in our investment approach. For instance, a year ago in May 2003, our valuation models suggested that larger-cap stocks were more attractive than smaller-cap stocks. At that time, we began to shift the portfolio's market capitalization gradually upward. This change had only begun to make a positive difference just as the recent semiannual period came to a close. We expect that the fund's larger-cap positioning will prove beneficial in the coming months. The fund has been decidedly pro-cyclical since the summer of 2002, which means it is positioned to take advantage of cyclical trends as the economy expands, rather than being positioned defensively. Also, the fund kept its focus on what we consider high-quality stocks, and we expect it will continue to do so while the Fed normalizes the yield curve through short-term rate hikes. The portfolio remained well diversified across a variety of industries and sectors.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY WEIGHTINGS COMPARED]

TOP INDUSTRY WEIGHTINGS COMPARED

                          as of 11/30/03   as of 5/31/04

Banking                      15.5%            14.5%

Oil and gas                   9.6%            10.3%

Financial                     8.1%             7.9%

Insurance                     5.4%             7.1%

Electric utilities            5.0%             4.4%

Footnote reads:
This chart shows how the fund's top weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.


How fund holdings affected performance

Tyco International continued to be a strong performer, and was one of the largest contributors to returns during the period. Although we have mentioned it before, Tyco is a success story that has endured over several reporting periods and one that we believe has staying power. As you may recall, we established a position when the company fell out of favor on the basis of management improprieties and opaque accounting issues. New management was installed, and the company has largely moved beyond its former difficulties. Our analysis indicated that the market was dramatically underestimating the earnings power of the conglomerate's many strong businesses. As share prices fell we built a large position, and at long last, our confidence in the company is paying off. Tyco has been paying down its debt and has consistently strong cash flow, and its cyclical businesses have benefited greatly from economic expansion. The fund maintains a large position.

Another positive contributor was Coca-Cola Enterprises, which we bought in 2003 when share prices were very low. The stock has since recovered and the position contributed significantly to returns. Oil company Total, a long-term fund holding, benefited from rapid production growth as well as high oil prices and shares appreciated accordingly. Masco, which manufactures products for home renovation, also performed well, as investors recognized its improved capital discipline. The fund also benefited from not owning shares of Alcoa or Comcast common stock, both of which declined substantially during the period.


TOP HOLDINGS

 1 Citigroup, Inc.
   Financial

 2 ExxonMobil Corp.
   Oil and gas

 3 Bank of America Corp.
   Banking

 4 U.S. Bancorp
   Banking

 5 Hewlett-Packard Co.
   Computers

 6 JPMorgan Chase & Co.
   Investment banking/brokerage

 7 Altria Group, Inc.
   Tobacco

 8 Wells Fargo & Co.
   Banking

 9 Union Pacific Corp.
   Railroads

10 Wachovia Corp.
   Banking

Footnote reads:
These holdings represented 28.9% of the fund's net assets as of 5/31/04. The fund's holdings will change over time.


Holdings that dampened returns included Union Pacific, the railroad company that found itself understaffed when business picked up more rapidly than expected, after the company had laid off some employees and offered early retirement to others. We view this as a short-term difficulty and believe that the stock will perform better when these issues are resolved. Bank of New York underperformed in the past six months, after having appreciated significantly in the prior nine months. At the time this report is being written, the current stock price is still well above the fund's entry price in the first quarter of 2003. We recently took some profits and redeployed them to establish a position in State Street Bank, another trust bank that, at the time, had a very compelling valuation.

Shares of Hewlett-Packard (HP) lost ground, as did many technology stocks in recent months. We continue to like the company's prospects. Some investors have been cautious since HP's merger with Compaq, however, and they may still be questioning the abilities of Carly Fiorina, its Chief Executive Officer. The company has been meeting its objectives, but has yet to have a significant upside earnings surprise. Our analysis indicates that the stock's valuation is still fairly extraordinary, and we are buying additional shares on weakness.

Relative to its benchmark, the fund lost ground for not owning stocks that were beneficially involved in mergers, notably the AT&T Wireless and BankOne deals.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

The fund's management teams

The fund is managed by the Putnam Large-Cap Value and Core Fixed-Income teams. The members of the Large-Cap Value Team are Bartlett Geer (Portfolio Leader), Jeanne Mockard (Portfolio Member), Mike Abata, Ronald Bukovac, David King, Deborah Kuenstner, Cole Lannum, George Maris, Christopher Miller, and Hugh Mullin. The members of the Core Fixed-Income Team are Kevin Cronin (Portfolio Member), Carl Bell, Rob Bloemker, Andrea Burke, Steve Horner, D. William Kohli, Michael Salm, John Van Tassel, and David Waldman.


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management teams' plans for responding to them.

We had been anticipating a rise in short-term interest rates, and were prepared for the increase announced at the June 30 meeting of the Federal Open Market Committee. It is possible that the yield curve will flatten somewhat as short-term rates rise and longer-term rates remain the same. However, rising rates could dampen consumer spending, as mortgage refinancing deals in which homeowners take equity out of their homes could become less attractive. The U.S. economy continues to grow, but the pace of that growth is slowing. In the third quarter of 2003, GDP measured over 8%. In the past two quarters, GDP grew at a more modest rate of about 4%. By year-end, we anticipate growth in the area of 3%. Accordingly, our focus has shifted more toward business spending and away from consumer spending. We believe business spending may be relatively unaffected by interest rates.

Within the financial sector, we may reduce exposure to banks and mortgage lenders, and other entities that deal in short-term credit. We have reduced exposure to retailers, after they appreciated so much in recent quarters. Within the energy sector, we have moved assets from stocks of smaller firms to the major players because we believe they are somewhat more defensive, less volatile relative to the market, offer higher yields, and will benefit from higher oil prices. We expect that energy prices will remain volatile for some time.

Stocks that offer attractive dividend yields were not highly prized by the market during the period. Nonetheless, in the upcoming quarters we anticipate that investor attitudes toward yield stocks may become more positive as the rate of economic growth slows and stock dividends become a more significant portion of total returns.

As always, we seek compelling value opportunities that appear to offer attractive income and appreciation potential, and we strive to deliver competitive returns over the long haul.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.


Performance summary

This section shows your fund's performance during the first half of its fiscal year, which ended May 31, 2004. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.


---------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 5/31/04
---------------------------------------------------------------------------------------------
                      Class A         Class B           Class C         Class M     Class R
(inception dates)    (6/15/77)       (9/13/93)         (2/1/99)        (12/2/94)   (1/21/03)
---------------------------------------------------------------------------------------------
                    NAV     POP     NAV     CDSC     NAV     CDSC     NAV     POP     NAV
---------------------------------------------------------------------------------------------
6 months           6.71%   0.55%   6.38%    1.37%   6.35%    5.35%   6.43%   2.73%   6.62%
---------------------------------------------------------------------------------------------
1 year            16.61    9.95   15.77    10.77   15.74    14.74   16.04   12.00   16.33
---------------------------------------------------------------------------------------------
5 years           14.30    7.74   10.08     8.22   10.10    10.10   11.47    7.56   12.97
Annual average     2.71    1.50    1.94     1.59    1.94     1.94    2.19    1.47    2.47
---------------------------------------------------------------------------------------------
10 years         193.89  176.88  173.06   173.06  172.77   172.77  179.32  169.66  186.68
Annual average    11.38   10.72   10.57    10.57   10.56    10.56   10.82   10.43   11.11
---------------------------------------------------------------------------------------------
Annual average
(life of fund)    10.91   10.66   9.94      9.94   10.07    10.07   10.21   10.07   10.63
---------------------------------------------------------------------------------------------


Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively (which for class A shares does not reflect a reduction in sales charges that went into effect on January 28, 2004; if this reduction had been in place for all periods indicated, returns would have been higher). Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R share returns have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares. A 2% short-term trading fee will be applied to shares exchanged or sold within 5 days of purchase.


------------------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/04
------------------------------------------------------------------------------
                                                     Lipper Equity
                                 Russell 1000        Income Funds
                                 Value Index         category average*
------------------------------------------------------------------------------
6 months                         7.80%               6.78%
------------------------------------------------------------------------------
1 year                          19.82               17.18
------------------------------------------------------------------------------
5 years                         10.28                9.94
Annual average                   1.98                1.71
------------------------------------------------------------------------------
10 years                       213.59              160.25
Annual average                  12.11                9.91
------------------------------------------------------------------------------
Annual average
(life of fund)                     --+              12.00
------------------------------------------------------------------------------

  Index and Lipper results should be compared to fund performance at net asset value.

* Over the 6-month and 1-, 5-, and 10-year periods ended 5/31/04, there were 227, 200, 133, and 52 funds, respectively, in this Lipper category.

+ The inception of the Russell 1000 Value Index was 12/31/78.


------------------------------------------------------------------------------
PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/04
------------------------------------------------------------------------------
                           Class A    Class B   Class C     Class M    Class R
------------------------------------------------------------------------------
Distributions (number)         2          2         2           2          2
------------------------------------------------------------------------------
Income                      $0.104     $0.047    $0.047      $0.066     $0.089
------------------------------------------------------------------------------
Capital gains                  --         --        --          --         --
------------------------------------------------------------------------------
Total                       $0.104     $0.047    $0.047      $0.066     $0.089
------------------------------------------------------------------------------
Share value:              NAV    POP      NAV       NAV    NAV     POP     NAV
------------------------------------------------------------------------------
11/30/03               $14.84 $15.75   $14.71    $14.76  $14.73 $15.26  $14.81
------------------------------------------------------------------------------
5/31/04                 15.73  16.60*   15.60     15.65   15.61  16.18   15.70
------------------------------------------------------------------------------
Current return
(end of period)
------------------------------------------------------------------------------
Current dividend rate 1 1.32%  1.25%    0.56%     0.56%   0.82%  0.79%   1.12%
------------------------------------------------------------------------------
Current 30-day
SEC yield 2             1.37   1.30     0.64      0.65    0.88   0.84    1.13
------------------------------------------------------------------------------

* Reflects a reduction in sales charges that took effect on January 28, 2004.

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.



----------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 6/30/04 (MOST RECENT CALENDAR QUARTER)
----------------------------------------------------------------------------------------------------
                      Class A            Class B           Class C            Class M       Class R
(inception dates)    (6/15/77)          (9/13/93)          (2/1/99)          (12/2/94)     (1/21/03)
----------------------------------------------------------------------------------------------------
                    NAV      POP      NAV      CDSC      NAV      CDSC      NAV      POP      NAV
----------------------------------------------------------------------------------------------------
6 months           2.71%   -3.20%    2.27%    -2.73%    2.26%     1.26%    2.39%   -1.21%    2.54%
----------------------------------------------------------------------------------------------------
1 year            18.23    11.43    17.35     12.35    17.30     16.30    17.62    13.47    17.93
----------------------------------------------------------------------------------------------------
5 years           14.64     8.05    10.35      8.48    10.34     10.34    11.79     7.89    13.26
Annual average     2.77     1.56     1.99      1.64     1.99      1.99     2.25     1.53     2.52
----------------------------------------------------------------------------------------------------
10 years         205.32   187.91   183.19    183.19   183.06    183.06   189.97   179.71   197.88
Annual average    11.81    11.15    10.97     10.97    10.97     10.97    11.23    10.83    11.53
----------------------------------------------------------------------------------------------------
Annual average
(life of fund)    10.97    10.73    10.00     10.00    10.14     10.14    10.28    10.13    10.69
----------------------------------------------------------------------------------------------------


Understanding your fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Putnam Equity Income Fund from December 1, 2003, to May 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the 6 months ended 5/31/04
------------------------------------------------------------------------------
                         Class A    Class B    Class C    Class M    Class R
------------------------------------------------------------------------------
Expenses paid per
$1,000*                       $6         $9         $9         $8         $7
------------------------------------------------------------------------------
Ending value
(after expenses)          $1,067     $1,064     $1,064     $1,064     $1,066
------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 5/31/04. The expense ratio may differ for each share class (see the table at the bottom of the next page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended May 31, 2004, use the calculation method below. To find the value of your investment on December 1, 2003, go to www.putnaminvestments.com and log on to your account. Click on the "Transaction History" tab in your Daily Statement and enter 12/01/2003 in both the "from" and "to" fields. Alternatively, call Putnam at 1-800-225-1581.

------------------------------------------------------------------------------
HOW TO CALCULATE THE EXPENSES YOU PAID
------------------------------------------------------------------------------
                                                                     Total
Value of your                                 Expenses paid          expenses
investment on 12/1/03  [DIV]    $1,000   x    per $1,000          =  paid
------------------------------------------------------------------------------
Example Based on a $10,000 investment in class A shares of your fund.
------------------------------------------------------------------------------
$10,000                [DIV]    $1,000   x  $6 (see table above)  =  $60
------------------------------------------------------------------------------

Comparing your fund's expenses with those of other funds

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the 6 months ended 5/31/04
------------------------------------------------------------------------------
                        Class A    Class B    Class C    Class M    Class R
------------------------------------------------------------------------------
Expenses paid per
$1,000*                      $5         $9         $9         $8         $7
------------------------------------------------------------------------------
Ending value
(after expenses)         $1,020     $1,016     $1,016     $1,017     $1,018
------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 5/31/04. The expense ratio may differ for each share class (see the table at the bottom of this page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Using industry averages to compare expenses

You can also compare your fund's expenses with industry averages, as determined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown below indicates how much of your fund's net assets have been used to pay ongoing expenses during the period.

------------------------------------------------------------------------------
EXPENSE RATIO COMPARISONS USING ANNUALIZED DATA
------------------------------------------------------------------------------
                        Class A    Class B     Class C    Class M    Class R
------------------------------------------------------------------------------
Your fund's annualized
expense ratio              1.07%      1.82%      1.82%      1.57%      1.32%
------------------------------------------------------------------------------
Average annualized expense
ratio for Lipper peer
group+                     1.29%      2.04%      2.04%      1.79%      1.54%
------------------------------------------------------------------------------

+ For class A shares, expenses shown represent the average of the expenses of front-end load funds viewed by Lipper as having the same investment classification or objective as the fund, calculated in accordance with Lipper's standard reporting methodology for comparing expenses within a given universe. All Lipper data is for the most recent fiscal periods available as of 3/31/04. For class B, C, M and R shares, Putnam has adjusted the Lipper total expense average to reflect higher 12b-1 fees incurred by these classes of shares. The peer group may include funds that are significantly larger or smaller than the fund, which may limit the comparability of the fund's expenses to the Lipper average.


Risk comparison

As part of new initiatives to enhance disclosure, we are including a risk comparison to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund's Overall Morningstar Risk.


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK

Fund's Overall
Morningstar Risk       1.89

U.S. stock
fund average           3.75

0%   INCREASING RISK   100%


Your fund's Overall Morningstar Risk is shown alongside that of the average fund in its broad asset class, as determined by Morningstar. The risk bar broadens the comparison by translating the fund's Overall Morningstar Risk into a percentile, which is based on the fund's ranking among all funds rated by Morningstar as of 6/30/04. A higher Overall Morningstar Risk generally indicates that a fund's monthly returns have varied more widely.

Morningstar determines a fund's Overall Morningstar Risk by assessing variations in the fund's monthly returns -- with an emphasis on downside variations -- over 3-, 5-, and 10-year periods, if available. Those measures are weighted and averaged to produce the fund's Overall Morningstar Risk. The information shown is provided for the fund's class A shares only; information for other classes may vary. Overall Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Overall Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2004 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares (since reduced to 5.25%) and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.


Comparative indexes

JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high-yield corporate debt market of both developed and emerging markets.

Lehman Credit Index is an unmanaged index of corporate bonds.

Lehman Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of international stocks from Europe, Australasia, and the Far East.

Russell 1000 Value Index is an unmanaged index of those companies in the Russell 1000 Index chosen for their value orientation.

Russell Midcap Growth Index is an unmanaged index of all medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds
(without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.


A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


Putnam is committed to managing our mutual funds in the best interests of our shareholders. Our proxy voting guidelines and policies are available on the Putnam Individual Investor Web site, www.putnaminvestments.com, by calling Putnam's Shareholder Services at 1-800-225-1581, or on the SEC's Web site, www.sec.gov.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
May 31, 2004 (Unaudited)

Common stocks (93.9%) (a)
Number of shares                                                          Value

Aerospace and Defense (2.1%)
-------------------------------------------------------------------------------
       430,670 Boeing Co. (The)                                     $19,724,686
       456,500 Lockheed Martin Corp.                                 22,615,010
       228,620 Northrop Grumman Corp.                                23,577,581
                                                                 --------------
                                                                     65,917,277

Airlines (0.2%)
-------------------------------------------------------------------------------
       401,200 Southwest Airlines Co.                                 6,222,612

Automotive (0.6%)
-------------------------------------------------------------------------------
       150,800 BorgWarner, Inc.                                       6,249,152
       226,400 Lear Corp.                                            13,409,672
                                                                 --------------
                                                                     19,658,824

Banking (14.5%)
-------------------------------------------------------------------------------
     1,326,418 Bank of America Corp.                                110,265,128
     1,436,300 Bank of New York Co., Inc. (The)                      43,189,541
       209,700 Compass Bancshares, Inc.                               8,817,885
        22,280 South Trust Corp.                                        754,624
       945,500 State Street Corp.                                    45,781,110
     3,562,100 U.S. Bancorp                                         100,095,010
     1,286,200 Wachovia Corp.                                        60,721,502
       538,242 Washington Mutual, Inc.                               23,510,411
     1,098,500 Wells Fargo & Co.                                     64,591,800
        96,600 Zions Bancorp.                                         5,921,580
                                                                 --------------
                                                                    463,648,591

Beverage (1.1%)
-------------------------------------------------------------------------------
     1,242,000 Coca-Cola Enterprises, Inc.                           34,217,100

Broadcasting (0.7%)
-------------------------------------------------------------------------------
       604,900 Viacom, Inc. Class B                                  22,314,761

Building Materials (1.6%)
-------------------------------------------------------------------------------
     1,752,200 Masco Corp.                                           50,726,190

Capital Goods (0.3%)
-------------------------------------------------------------------------------
       160,700 Eaton Corp.                                            9,376,845

Chemicals (2.2%)
-------------------------------------------------------------------------------
       164,900 Avery Dennison Corp.                                   9,735,696
       750,200 Dow Chemical Co. (The)                                29,932,980
       422,730 Engelhard Corp.                                       12,796,037
       306,090 PPG Industries, Inc.                                  18,304,182
                                                                 --------------
                                                                     70,768,895

Commercial and Consumer Services (0.3%)
-------------------------------------------------------------------------------
     1,572,500 Service Corp. International (NON)                     11,322,000

Computers (2.9%)
-------------------------------------------------------------------------------
     4,142,800 Hewlett-Packard Co.                                   87,993,072
     1,338,300 Sun Microsystems, Inc. (NON)                           5,661,009
                                                                 --------------
                                                                     93,654,081

Conglomerates (3.0%)
-------------------------------------------------------------------------------
         6,510 Berkshire Hathaway, Inc. Class B
               (NON)                                                 19,347,720
       658,300 Honeywell International, Inc.                         22,184,710
     1,728,700 Tyco International, Ltd. (Bermuda)                    53,226,673
                                                                 --------------
                                                                     94,759,103

Consumer Finance (1.5%)
-------------------------------------------------------------------------------
        89,700 Capital One Financial Corp.                            6,284,382
       364,000 Countrywide Financial Corp.                           23,478,000
       535,450 MBNA Corp.                                            13,600,430
       392,300 Providian Financial Corp. (NON)                        5,335,280
                                                                 --------------
                                                                     48,698,092

Consumer Goods (0.7%)
-------------------------------------------------------------------------------
       324,600 Colgate-Palmolive Co.                                 18,567,120
        37,500 Kimberly-Clark Corp.                                   2,471,250
                                                                 --------------
                                                                     21,038,370

Electric Utilities (3.7%)
-------------------------------------------------------------------------------
       150,370 Dominion Resources, Inc.                               9,468,799
       294,290 DPL, Inc.                                              5,812,228
       621,350 Edison International                                  14,999,389
       328,285 Entergy Corp.                                         17,927,644
       773,300 Exelon Corp.                                          25,750,890
       772,500 PG&E Corp. (NON)                                      22,016,250
        36,300 Pinnacle West Capital Corp.                            1,462,527
       300,250 Progress Energy, Inc.                                 12,793,653
        29,900 SCANA Corp.                                            1,063,842
       234,200 Wisconsin Energy Corp.                                 7,449,902
                                                                 --------------
                                                                    118,745,124

Electronics (1.0%)
-------------------------------------------------------------------------------
       392,999 Celestica, Inc. (Canada) (NON)                         7,388,381
       446,600 Micron Technology, Inc. (NON)                          6,712,398
       416,200 Motorola, Inc.                                         8,228,274
       530,800 Vishay Intertechnology, Inc. (NON)                    10,016,196
                                                                 --------------
                                                                     32,345,249

Energy (0.6%)
-------------------------------------------------------------------------------
       730,930 GlobalSantaFe Corp. (Cayman Islands)                  18,368,271

Financial (7.8%)
-------------------------------------------------------------------------------
       121,100 CIT Group, Inc.                                        4,537,617
     3,292,400 Citigroup, Inc.                                      152,866,132
       467,000 Fannie Mae                                            31,615,900
       865,300 Freddie Mac                                           50,524,867
       250,600 PMI Group, Inc. (The)                                 10,818,402
                                                                 --------------
                                                                    250,362,918

Food (1.7%)
-------------------------------------------------------------------------------
       411,500 ConAgra, Inc.                                         11,571,380
       446,600 General Mills, Inc.                                   20,565,930
       577,900 H.J. Heinz Co.                                        21,578,786
            11 PSF Group Holdings, Inc. 144A Class
               A  (acquired 10/28/94, cost $39,564)
               (NON) (RES)                                               16,515
                                                                 --------------
                                                                     53,732,611

Forest Products and Packaging (1.7%)
-------------------------------------------------------------------------------
       565,100 Boise Cascade Corp.                                   19,863,265
       985,100 Smurfit-Stone Container Corp. (NON)                   17,889,416
       633,200 Sonoco Products Co.                                   15,766,680
                                                                 --------------
                                                                     53,519,361

Gaming & Lottery (0.6%)
-------------------------------------------------------------------------------
       381,500 Harrah's Entertainment, Inc.                          19,609,100

Health Care Services (1.1%)
-------------------------------------------------------------------------------
       299,300 CIGNA Corp.                                           20,292,540
       231,600 McKesson Corp.                                         7,967,040
       227,400 Medco Health Solutions, Inc. (NON)                     7,965,822
                                                                 --------------
                                                                     36,225,402

Homebuilding (0.5%)
-------------------------------------------------------------------------------
       242,900 D.R. Horton, Inc.                                      7,019,810
       164,200 Lennar Corp.                                           7,536,780
                                                                 --------------
                                                                     14,556,590

Household Furniture and Appliances (0.9%)
-------------------------------------------------------------------------------
       423,500 Whirlpool Corp.                                       28,175,455

Insurance (6.4%)
-------------------------------------------------------------------------------
     1,234,754 ACE, Ltd. (Bermuda)                                   50,847,170
       520,900 American International Group, Inc.                    38,181,970
       360,480 AON Corp.                                              9,960,062
       367,509 Axis Capital Holdings, Ltd.
               (Bermuda)                                             10,271,877
       153,690 MBIA, Inc.                                             8,512,889
       292,100 Old Republic International Corp.                       6,648,196
       214,800 Radian Group, Inc.                                     9,880,800
       743,861 St. Paul Cos., Inc. (The)                             29,516,404
       139,200 Torchmark Corp.                                        7,543,248
       165,700 Willis Group Holdings, Ltd.
               (Bermuda)                                              5,908,862
       384,224 XL Capital, Ltd. Class A (Bermuda)                    28,682,322
                                                                 --------------
                                                                    205,953,800

Investment Banking/Brokerage (3.7%)
-------------------------------------------------------------------------------
     2,046,100 JPMorgan Chase & Co.                                  75,378,324
       469,600 Merrill Lynch & Co., Inc.                             26,673,280
       289,400 Morgan Stanley Dean Witter & Co.                      15,485,794
                                                                 --------------
                                                                    117,537,398

Lodging/Tourism (0.4%)
-------------------------------------------------------------------------------
       732,300 Hilton Hotels Corp.                                   12,705,405

Machinery (1.2%)
-------------------------------------------------------------------------------
       596,300 Ingersoll-Rand Co. Class A (Bermuda)                  38,938,390

Manufacturing (0.4%)
-------------------------------------------------------------------------------
       361,520 Dover Corp.                                           14,084,819

Media (2.1%)
-------------------------------------------------------------------------------
     3,429,700 Liberty Media Corp. Class A (NON)                     37,658,106
     1,261,500 Walt Disney Co. (The)                                 29,607,405
                                                                 --------------
                                                                     67,265,511

Natural Gas Utilities (0.1%)
-------------------------------------------------------------------------------
       113,900 Sempra Energy                                          3,800,843

Office Equipment & Supplies (0.4%)
-------------------------------------------------------------------------------
       309,900 Pitney Bowes, Inc.                                    13,737,867

Oil & Gas (10.3%)
-------------------------------------------------------------------------------
       183,700 Amerada Hess Corp.                                    12,967,383
       808,747 BP PLC ADR (United Kingdom)                           42,863,591
        99,100 Canadian Natural Resources, Ltd.
               (Canada)                                               5,150,227
       194,300 Chevron Texaco Corp.                                  17,564,720
       422,600 ConocoPhillips                                        30,989,258
     3,210,300 ExxonMobil Corp.                                     138,845,475
       372,050 Noble Corp. (Cayman Islands) (NON)                    12,820,843
        13,300 Sunoco, Inc.                                             818,349
       232,400 Total SA Class B ADR (France)                         21,864,192
       874,400 Unocal Corp.                                          31,154,872
       247,200 Valero Energy Corp.                                   16,342,392
                                                                 --------------
                                                                    331,381,302

Pharmaceuticals (3.0%)
-------------------------------------------------------------------------------
     1,061,800 Abbott Laboratories                                   43,756,778
        15,890 Hospira, Inc. (NON)                                      407,420
       152,300 Johnson & Johnson                                      8,484,633
     1,106,160 King Pharmaceuticals, Inc. (NON)                      14,778,298
       798,580 Pfizer, Inc.                                          28,221,817
                                                                 --------------
                                                                     95,648,946

Photography/Imaging (0.3%)
-------------------------------------------------------------------------------
       666,700 Xerox Corp. (NON)                                      9,027,118

Railroads (2.5%)
-------------------------------------------------------------------------------
       416,700 Canadian National Railway Co.
               (Toronto Exchange) (Canada)                           16,451,316
     1,106,300 Union Pacific Corp.                                   64,519,416
                                                                 --------------
                                                                     80,970,732

Real Estate (0.2%)
-------------------------------------------------------------------------------
       279,700 Equity Office Properties Trust (R)                     7,537,915

Regional Bells (3.4%)
-------------------------------------------------------------------------------
       620,400 BellSouth Corp.                                       15,485,184
     1,465,850 SBC Communications, Inc.                              34,740,645
     1,663,100 Verizon Communications, Inc.                          57,509,998
                                                                 --------------
                                                                    107,735,827

Restaurants (1.1%)
-------------------------------------------------------------------------------
       564,500 Darden Restaurants, Inc.                              12,701,250
       819,900 McDonald's Corp.                                      21,645,360
                                                                 --------------
                                                                     34,346,610

Retail (2.3%)
-------------------------------------------------------------------------------
       178,700 AutoZone, Inc. (NON)                                  15,502,225
        18,260 JC Penney Co., Inc. (Holding Co.)                        653,343
       869,390 Limited Brands                                        16,779,227
       328,400 Lowe's Cos., Inc.                                     17,592,388
     1,397,000 Office Depot, Inc. (NON)                              22,826,980
                                                                 --------------
                                                                     73,354,163

Software (1.0%)
-------------------------------------------------------------------------------
       441,460 Computer Associates International,
               Inc.                                                  11,945,908
       807,600 Microsoft Corp.                                       21,280,260
                                                                 --------------
                                                                     33,226,168

Technology Services (0.4%)
-------------------------------------------------------------------------------
       336,000 First Data Corp.                                      14,545,440

Textiles (0.1%)
-------------------------------------------------------------------------------
       116,200 Liz Claiborne, Inc.                                    3,985,660

Tobacco (2.2%)
-------------------------------------------------------------------------------
     1,456,100 Altria Group, Inc.                                    69,849,117

Toys (0.6%)
-------------------------------------------------------------------------------
     1,117,200 Mattel, Inc.                                          19,528,652

Waste Management (0.5%)
-------------------------------------------------------------------------------
       515,400 Republic Services, Inc.                               14,869,290
                                                                 --------------
               Total Common stocks
               (cost $2,533,867,126)                             $3,007,993,795

Convertible preferred stocks (3.4%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
        16,000 Baxter International, Inc. $3.50 cv.
               pfd.                                                    $852,000
       172,500 Boise Cascade Corp. $3.75 units cv.
               pfd.                                                   8,775,938
        58,405 Conseco, Inc. $1.38 cum. cv. pfd.                      1,518,530
       112,400 Dominion Resources, Inc. $4.75 cv.
               pfd.                                                   6,111,750
        30,300 Ford Motor Company Capital Trust II
               $3.25 cum. cv. pfd.                                    1,621,050
         1,360 Freeport-McMoRan Copper & Gold, Inc.
               144A zero %                                            1,228,828
       220,615 Hartford Financial Services Group,
               Inc. (The) $3.50 cv. pfd.                             14,257,244
        72,600 Hartford Financial Services Group,
               Inc. (The) $3.00 cv. pfd.                              4,610,100
         3,130 Hercules Trust II 6.50% units cum.
               cv. pfd.                                               2,410,100
        22,261 Interpublic Group Companies, Inc.
               $2.688 cum. cv. pfd                                    1,179,833
        37,000 Northrop Grumman Corp. $7.25 cv.
               pfd.                                                   3,852,625
       167,300 ONEOK, Inc. $2.125 units cv. pfd.                      4,801,510
        36,429 Platinum Underwriters $1.75 cv. pfd.
               (Bermuda)                                              1,138,406
        97,800 PMI Group, Inc. (The) $1.469 cv.
               pfd.                                                   2,701,725
        22,700 Sempra Energy $2.125 units cv. pfd.                      672,488
       154,970 Solectron Corp. $1.813 units cv.
               pfd.                                                   2,305,179
        27,600 St. Paul Co., Inc. (The) Ser. A,
               $4.50 cum. cv. pfd                                     1,989,960
       395,300 Xerox Corp. 6.25% cv. pfd.                            50,054,863
                                                                 --------------
               Total Convertible preferred stocks
               (cost $97,947,375)                                  $110,082,129

Convertible bonds and notes (1.2%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
      $450,292 CenterPoint Energy, Inc. cv. sub
               notes FRN 2s, 2029                                   $14,634,490
     5,044,000 Rite Aid Corp. cv. notes 4 3/4s,
               2006                                                   5,466,435
    14,590,000 Service Corp. International cv. sub.
               notes 6 3/4s, 2008                                    15,465,400
     1,110,000 Tyco International Group SA 144A cv.
               company guaranty  2 3/4s, 2018
               (Luxembourg)                                           1,576,200
                                                                 --------------
               Total Convertible bonds and notes
               (cost $33,106,061)                                   $37,142,525

Corporate bonds and notes (--%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
      $590,000 Tyco International Group SA company
               guaranty Ser. A,  2 3/4s, 2018
               (Luxembourg)                                            $837,800
         8,927 York Power Funding 144A notes 12s,
               2007 (Cayman Islands) (In default)
               (NON)                                                          1
                                                                 --------------
               Total Corporate bonds and notes
               (cost $778,726)                                         $837,801

Short-term investments (7.4%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
  $195,199,728 Short-term investments held as
               collateral for loaned
               securities with yields ranging from
               1.00% to 1.21% and due dates ranging
               from June 1, 2004 to June 11, 2004
               (d)                                                 $195,160,507
    42,440,711 Putnam Prime Money Market Fund (e)                    42,440,711
                                                                 --------------
               Total Short-term investments
               (cost $237,601,218)                                 $237,601,218
-------------------------------------------------------------------------------
               Total Investments
               (cost $2,903,300,506)                             $3,393,657,468
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,204,017,007.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 2004 was $16,515, or less than 0.1% of net assets.

  (R) Real Estate Investment Trust.

  (d) See Note 1 to the financial statements.

  (e) See Note 5 to the financial statements regarding investments in the Putnam Prime Money Market Fund.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at May 31, 2004.

      The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
May 31, 2004 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investments in securities, at value, including $189,757,196
of securities on loan (identified cost $2,903,300,506) (Note 1) $3,393,657,468
-------------------------------------------------------------------------------
Cash                                                                 1,282,281
-------------------------------------------------------------------------------
Dividends, interest and other receivables                            6,547,870
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                               4,446,191
-------------------------------------------------------------------------------
Receivable for securities sold                                      24,171,397
-------------------------------------------------------------------------------
Total assets                                                     3,430,105,207

Liabilities
-------------------------------------------------------------------------------
Payable for securities purchased                                       169,440
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                          23,258,823
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                         4,109,145
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)           1,450,995
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                 134,042
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                             3,874
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                               1,557,270
-------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                 195,160,507
-------------------------------------------------------------------------------
Other accrued expenses                                                 244,104
-------------------------------------------------------------------------------
Total liabilities                                                  226,088,200
-------------------------------------------------------------------------------
Net assets                                                      $3,204,017,007

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                 $2,813,039,508
-------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                        13,404,773
-------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                    (112,784,236)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                         490,356,962
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                              $3,204,017,007

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,845,965,561 divided by 117,344,952 shares)                          $15.73
-------------------------------------------------------------------------------
Offering price per class A share (100/94.75 of $15.73)*                 $16.60
-------------------------------------------------------------------------------
Net asset value and offering price per class B share
($759,200,835 divided by 48,673,481 shares)**                           $15.60
-------------------------------------------------------------------------------
Net asset value and offering price per class C share
($73,991,151 divided by 4,728,228 shares)**                             $15.65
-------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($129,166,995 divided by 8,273,030 shares)                              $15.61
-------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $15.61)*                 $16.18
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class R share ($833,158 divided by 53,078 shares)                       $15.70
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class Y share ($394,859,307 divided by 25,097,186 shares)               $15.73
-------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended May 31, 2004 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Dividends (net of foreign tax of $261,080)                         $38,383,761
-------------------------------------------------------------------------------
Interest (including interest income of $12,275 from
investments in affiliated issuers) (Note 5)                          1,389,082
-------------------------------------------------------------------------------
Securities lending                                                      99,176
-------------------------------------------------------------------------------
Total investment income                                             39,872,019

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                     8,109,558
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                       4,461,582
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                              40,824
-------------------------------------------------------------------------------
Administrative services (Note 2)                                        23,537
-------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                2,321,394
-------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                3,753,298
-------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                  364,191
-------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                  516,374
-------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                    1,869
-------------------------------------------------------------------------------
Other                                                                  545,168
-------------------------------------------------------------------------------
Non-recurring costs (Note 6)                                            64,019
-------------------------------------------------------------------------------
Costs assumed by Manager (Note 6)                                      (64,019)
-------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 5)                          (3,557)
-------------------------------------------------------------------------------
Total expenses                                                      20,134,238
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                            (334,427)
-------------------------------------------------------------------------------
Net expenses                                                        19,799,811
-------------------------------------------------------------------------------
Net investment income                                               20,072,208
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                   113,715,558
-------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                           131,136
-------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                       (198,511)
-------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)             24,421
-------------------------------------------------------------------------------
Net realized gain on credit default contracts (Notes 1)                  4,598
-------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                   (17,996)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments,TBA sales
commitments, credit default contracts, interest rate swap
contracts and futures contracts during the period                   64,504,500
-------------------------------------------------------------------------------
Net gain on investments                                            178,163,706
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $198,235,914
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                             Six months ended       Year ended
                                                       May 31      November 30
Increase in net assets                                   2004*            2003
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                             $20,072,208      $39,468,569
-------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                     113,677,202      (85,154,694)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign
currency                                           64,486,504      438,202,310
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                        198,235,914      392,516,185
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
From net investment income
Class A                                           (12,177,660)     (24,687,313)
-------------------------------------------------------------------------------
Class B                                            (2,235,180)      (5,145,838)
-------------------------------------------------------------------------------
Class C                                              (217,139)        (451,360)
-------------------------------------------------------------------------------
Class M                                              (587,458)      (1,240,998)
-------------------------------------------------------------------------------
Class R                                                (3,716)          (1,424)
-------------------------------------------------------------------------------
Class Y                                            (3,092,856)      (4,068,744)
-------------------------------------------------------------------------------
Increase from capital share transactions
(Note 4)                                            1,242,869      458,188,936
-------------------------------------------------------------------------------
Total increase in net assets                      181,164,774      815,109,444
-------------------------------------------------------------------------------
Net assets
-------------------------------------------------------------------------------
Beginning of period                             3,022,852,233    2,207,742,789
-------------------------------------------------------------------------------
End of period (including undistributed net
investment income of $13,404,773 and
$11,646,574, respectively)                     $3,204,017,007   $3,022,852,233
-------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                           ended
                                           May 31
Per-share                               (Unaudited)                                 Year ended November 30
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $14.84          $13.15          $14.62          $14.86          $15.76          $16.94
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .11 (e)         .23             .23             .23             .26             .26
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .88            1.67           (1.30)           (.13)            .62             .37
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .99            1.90           (1.07)            .10             .88             .63
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.10)           (.21)           (.19)           (.25)           (.25)           (.24)
---------------------------------------------------------------------------------------------------------------------------------
From net
realized gain on investments                  --              --            (.21)           (.09)          (1.53)          (1.57)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.10)           (.21)           (.40)           (.34)          (1.78)          (1.81)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $15.73          $14.84          $13.15          $14.62          $14.86          $15.76
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      6.71*          14.64           (7.52)            .70            6.81            4.16
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $1,845,966      $1,757,848      $1,395,261      $1,247,244      $1,074,958      $1,150,143
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .54* (e)       1.02            1.00             .97             .96             .94
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                    .72* (e)       1.70            1.65            1.55            1.88            1.62
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     27.43*          65.45           59.27 (d)       70.40 (d)       74.41          112.36
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended May 31, 2004 reflect a reduction of less than 0.01% based on average net assets for class A shares (Note 5).

    The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a common share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                           ended
                                          May 31
Per-share                               (Unaudited)                                 Year ended November 30
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $14.71          $13.05          $14.51          $14.75          $15.64          $16.83
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .05 (e)         .13             .12             .12             .16             .14
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .89            1.65           (1.29)           (.13)            .62             .36
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .94            1.78           (1.17)           (.01)            .78             .50
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.05)           (.12)           (.08)           (.14)           (.14)           (.12)
---------------------------------------------------------------------------------------------------------------------------------
From net
realized gain on investments                  --              --            (.21)           (.09)          (1.53)          (1.57)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.05)           (.12)           (.29)           (.23)          (1.67)          (1.69)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $15.60          $14.71          $13.05          $14.51          $14.75          $15.64
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      6.38*          13.72           (8.22)           (.06)           6.06            3.34
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $759,201        $696,081        $520,369        $535,367        $469,748        $631,736
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .91* (e)       1.77            1.75            1.72            1.71            1.69
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                    .34* (e)        .95             .90             .80            1.13             .87
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     27.43*          65.45           59.27 (d)       70.40 (d)       74.41          112.36
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended May 31, 2004 reflect a reduction of less than 0.01% based on average net assets for class B shares (Note 5).

    The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          For the
                                         Six months                                                                       period
                                           ended                                                                          Feb. 1,
                                          May 31                                                                         1999+ to
Per-share                               (Unaudited)                        Year ended November 30                         Nov. 30
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $14.76          $13.10          $14.56          $14.81          $15.71          $15.76
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .05 (e)         .13             .12             .12             .16             .13
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .89            1.65           (1.28)           (.13)            .62            (.02)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .94            1.78           (1.16)           (.01)            .78             .11
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.05)           (.12)           (.09)           (.15)           (.15)           (.16)
---------------------------------------------------------------------------------------------------------------------------------
From net
realized gain on investments                  --              --            (.21)           (.09)          (1.53)             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.05)           (.12)           (.30)           (.24)          (1.68)           (.16)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $15.65          $14.76          $13.10          $14.56          $14.81          $15.71
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      6.35*          13.70           (8.15)           (.06)           6.02             .68*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $73,991         $68,065         $40,600         $31,813         $15,380         $13,092
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .91* (e)       1.77            1.75            1.72            1.71            1.40*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                    .34* (e)        .93             .90             .80            1.13             .74*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     27.43*          65.45           59.27 (d)       70.40 (d)       74.41          112.36
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended May 31, 2004 reflect a reduction of less than 0.01% based on average net assets for class C shares (Note 5).

    The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a common share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                           ended
                                          May 31
Per-share                               (Unaudited)                                Year ended November 30
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $14.73          $13.06          $14.52          $14.76          $15.66          $16.85
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .07 (e)         .14             .25             .16             .19             .18
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .88            1.68           (1.38)           (.13)            .62             .36
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .95            1.82           (1.13)            .03             .81             .54
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.07)           (.15)           (.12)           (.18)           (.18)           (.16)
---------------------------------------------------------------------------------------------------------------------------------
From net
realized gain on investments                  --              --            (.21)           (.09)          (1.53)          (1.57)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.07)           (.15)           (.33)           (.27)          (1.71)          (1.73)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $15.61          $14.73          $13.06          $14.52          $14.76          $15.66
---------------------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(b)                   6.43*          14.05           (7.93)            .20            6.28            3.60
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $129,167        $132,718         $99,382         $70,250         $50,033         $60,128
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .79* (e)       1.52            1.50            1.47            1.46            1.44
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                    .47* (e)       1.20            1.16            1.05            1.38            1.12
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     27.43*          65.45           59.27 (d)       70.40 (d)       74.41          112.36
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended May 31, 2004 reflect a reduction of less than 0.01% based on average net assets for class M shares (Note 5).

    The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a common share outstanding throughout the period)

CLASS R
----------------------------------------------------------------------------
                                                                   For the
                                                   Six months      period
                                                     ended       January 21,
                                                    May 31        2003+ to
Per-share                                         (Unaudited)    November 30
operating performance                                2004            2003
----------------------------------------------------------------------------
Net asset value,
beginning of period                                $14.81          $12.90
----------------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------------
Net investment income (a)                             .09 (d)         .18
----------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                   .89            1.89
----------------------------------------------------------------------------
Total from
investment operations                                 .98            2.07
----------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------
From net
investment income                                    (.09)           (.16)
----------------------------------------------------------------------------
Total distributions                                  (.09)           (.16)
----------------------------------------------------------------------------
Net asset value,
end of period                                      $15.70          $14.81
----------------------------------------------------------------------------
Total return at
net asset value (%)(b)                               6.62*          16.16*
----------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                       $833            $487
----------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                             .66* (d)       1.09*
----------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .58* (d)       1.24*
----------------------------------------------------------------------------
Portfolio turnover (%)                              27.43*          65.45
----------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended May 31, 2004 reflect a reduction of less than 0.01% based on average net assets for class R shares (Note 5).

    The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a common share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                          May 31
Per-share                               (Unaudited)                                Year ended November 30
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $14.84          $13.16          $14.62          $14.86          $15.76          $16.94
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .13 (e)         .26             .19             .27             .29             .31
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .88            1.66           (1.22)           (.13)            .63             .36
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       1.01            1.92           (1.03)            .14             .92             .67
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.12)           (.24)           (.22)           (.29)           (.29)           (.28)
---------------------------------------------------------------------------------------------------------------------------------
From net
realized gain on investments                  --              --            (.21)           (.09)          (1.53)          (1.57)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.12)           (.24)           (.43)           (.38)          (1.82)          (1.85)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $15.73          $14.84          $13.16          $14.62          $14.86          $15.76
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      6.85*          14.83           (7.22)            .96            7.08            4.42
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $394,859        $367,653        $152,130         $97,831         $42,898         $50,150
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .41* (e)        .77             .75             .72             .71             .69
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                    .84* (e)       1.90            1.91            1.77            2.13            1.87
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     27.43*          65.45           59.27 (d)       70.40 (d)       74.41          112.36
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended May 31, 2004 reflect a reduction of less than 0.01% based on average net assets for class Y shares (Note 5).

    The accompanying notes are an integral part of these financial statements.



Notes to financial statements
May 31, 2004 (Unaudited)

Note 1
Significant accounting policies

Putnam Equity Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek current income by investing primarily in a diversified portfolio of income-producing equity securities. Capital growth is a secondary objective when consistent with seeking current income.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.25%. Prior to January 28, 2004, the maximum front-end sales charge for class A shares was 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A, class M and class R shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A and class R shares but lower than class B and class C shares. Class R shares are sold without a front-end sales charge and pay an ongoing distribution fee that is higher than class A shares, but lower than class B, class C and class M shares. Class R shares are offered to qualified employee-benefit plans. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments, trust companies and certain college savings plans.

Effective April 19, 2004 (May 3, 2004 for defined contribution plans administered by Putnam), a 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrange ments, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. All premiums/discounts are amortized/ accreted on a yield-to-maturity basis.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

G) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

H) Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. The risk of loss may exceed the fair value of these contracts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

I) TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

J) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

K) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At May 31, 2004, the value of securities loaned amounted to $189,757,196. The fund received cash collateral of $195,160,507 which is pooled with collateral of other Putnam funds into 17 issuers of high grade short-term investments.

L) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986 (the "Code"), as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 2003, the fund had a capital loss carryover of $171,382,026 available to the extent allowed by tax law to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover   Expiration
-----------------------------------
  $104,225,075   November 30, 2010
    67,156,951   November 30, 2011

The aggregate identified cost on a tax basis is $2,958,333,781, resulting in gross unrealized appreciation and depreciation of $476,685,060 and $41,361,373, respectively, or net unrealized appreciation of $435,323,687.

M) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.


Note 2
Management fee, administrative services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that the fund's net expenses as a percentage of average net assets exceed the average expense ratio for the fund's Lipper peer group of front-end load funds.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the six months ended May 31, 2004, the fund paid PFTC $3,426,440 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended May 31, 2004, the fund's expenses were reduced by $334,427 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $3,522 as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended May 31, 2004, Putnam Retail Management, acting as underwriter, received net commissions of $203,149 and $4,093 from the sale of class A and class M shares, respectively, and received $771,163 and $7,927 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For six months ended May 31, 2004, Putnam Retail Management, acting as underwriter, received $4,653 and no monies on class A and class M redemptions, respectively.


Note 3
Purchases and sales of securities

During the six months ended May 31, 2004, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $865,365,658 and $881,301,254, respectively. Purchases and sales of U.S. government securities aggregated $10,933,342 and $10,933,930, respectively.


Note 4
Capital shares

At May 31, 2004, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                   Six months ended May 31, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         18,636,218      $294,601,598
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       730,422        11,310,113
----------------------------------------------------------------
                                    19,366,640       305,911,711

Shares repurchased                 (20,503,337)     (322,287,059)
----------------------------------------------------------------
Net decrease                        (1,136,697)     $(16,375,348)
----------------------------------------------------------------

                                    Year ended November 30, 2003
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         54,989,723      $731,075,459
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                     1,716,604        22,765,571
----------------------------------------------------------------
                                    56,706,327       753,841,030

Shares repurchased                 (44,304,647)     (609,548,916)
----------------------------------------------------------------
Net increase                        12,401,680      $144,292,114
----------------------------------------------------------------

                                   Six months ended May 31, 2004
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          8,044,433      $125,787,297
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       130,209         2,000,946
----------------------------------------------------------------
                                     8,174,642       127,788,243

Shares repurchased                  (6,813,865)     (106,070,881)
----------------------------------------------------------------
Net increase                         1,360,777       $21,717,362
----------------------------------------------------------------

                                    Year ended November 30, 2003
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         23,532,196      $312,225,089
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       348,729         4,589,054
----------------------------------------------------------------
                                    23,880,925       316,814,143

Shares repurchased                 (16,436,399)     (221,696,424)
----------------------------------------------------------------
Net increase                         7,444,526       $95,117,719
----------------------------------------------------------------

                                   Six months ended May 31, 2004
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            796,772       $12,514,542
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        11,679           180,078
----------------------------------------------------------------
                                       808,451        12,694,620

Shares repurchased                    (691,922)      (10,810,383)
----------------------------------------------------------------
Net increase                           116,529        $1,884,237
----------------------------------------------------------------

                                    Year ended November 30, 2003
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          2,918,421       $39,194,664
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        28,881           382,818
----------------------------------------------------------------
                                     2,947,302        39,577,482

Shares repurchased                  (1,435,864)      (19,532,962)
----------------------------------------------------------------
Net increase                         1,511,438       $20,044,520
----------------------------------------------------------------

                                   Six months ended May 31, 2004
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            892,924       $14,016,388
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        37,618           578,393
----------------------------------------------------------------
                                       930,542        14,594,781

Shares repurchased                  (1,669,728)      (26,095,564)
----------------------------------------------------------------
Net decrease                          (739,186)     $(11,500,783)
----------------------------------------------------------------

                                    Year ended November 30, 2003
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          3,213,571       $42,548,452
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        92,102         1,213,742
----------------------------------------------------------------
                                     3,305,673        43,762,194

Shares repurchased                  (1,902,613)      (25,772,166)
----------------------------------------------------------------
Net increase                         1,403,060       $17,990,028
----------------------------------------------------------------

                                   Six months ended May 31, 2004
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                             22,616          $357,313
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                           211             3,266
----------------------------------------------------------------
                                        22,827           360,579

Shares repurchased                      (2,658)          (41,941)
----------------------------------------------------------------
Net increase                            20,169          $318,638
----------------------------------------------------------------

                                 For the period January 21, 2003
                                    (commencement of operations)
                                            to November 30, 2003
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                             32,930          $463,464
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            95             1,343
----------------------------------------------------------------
                                        33,025           464,807

Shares repurchased                        (116)           (1,625)
----------------------------------------------------------------
Net increase                            32,909          $463,182
----------------------------------------------------------------

                                   Six months ended May 31, 2004
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          3,526,534       $55,875,142
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       199,861         3,092,856
----------------------------------------------------------------
                                     3,726,395        58,967,998

Shares repurchased                  (3,405,138)      (53,769,235)
----------------------------------------------------------------
Net increase                           321,257        $5,198,763
----------------------------------------------------------------

                                    Year ended November 30, 2003
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         18,021,036      $246,730,529
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       302,148         4,068,744
----------------------------------------------------------------
                                    18,323,184       250,799,273

Shares repurchased                  (5,111,476)      (70,517,900)
----------------------------------------------------------------
Net increase                        13,211,708      $180,281,373
----------------------------------------------------------------


Note 5
Investment in Putnam Prime Money Market Fund

The fund invests in the Putnam Prime Money Market Fund, an open end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $12,275 for the period ended May 31, 2004.


Note 6
Regulatory matters and litigation

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

For the period ended May 31, 2004, Putnam Management has assumed $64,019 of legal, shareholder servicing and communication, audit, and Trustee fees incurred by the Fund in connection with these matters.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.


Fund information

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Associate Treasurer and
Principal Executive Officer

Jonathan S. Horwitz
Senior Vice President
and Treasurer

Patricia C. Flaherty
Senior Vice President

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor
Vice President

Daniel T. Gallagher
Vice President and Legal and
Compliance Liaison Officer

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Equity Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnaminvestments.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS



Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.

SA020-215029  012/192/626  7/04


Not FDIC Insured   May Lose Value   No Bank Guarantee



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam Equity Income Fund
Supplement to Semiannual Report dated 5/31/04

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, M, and R shares, which are discussed more extensively in the semiannual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 5/31/04

                                                                        NAV

6 months                                                               6.85%
1 year                                                                16.91
5 years                                                               15.74
Annual average                                                         2.97
10 years                                                             197.95
Annual average                                                        11.54
Life of fund (since class A inception, 6/15/77)
Annual average                                                        10.96

Share value:                                                            NAV

11/30/03                                                             $14.84
5/31/04                                                              $15.73

----------------------------------------------------------------------------

Distributions:       No.        Income        Capital gains        Total
                      2         $0.124             --             $0.124

----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.



Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

Although such officers reached the conclusion expressed in the preceding paragraph, they are aware of matters that raise concerns with respect to controls, each of which arose in connection with the administration of 401(k) plans by Putnam Fiduciary Trust Company. The first matter, which occurred in early 2001, involved the willful circumvention of controls by certain Putnam employees in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in five Putnam Funds (not including the registrant). Such officers became aware of this matter in February 2004. The second matter, which occurred in 2002, involved the willful circumvention by certain Putnam employees of policies and procedures in connection with the payment of Putnam corporate expenses. Such officers did not learn that this matter involved a Putnam Fund until January 2004. Putnam has made restitution to the affected Funds, implemented a number of personnel changes, including senior personnel, begun to implement changes in procedures to address these items and informed the SEC, the Funds' Trustees and independent auditors. An internal investigation and review of procedures and controls are currently ongoing.

In reaching the conclusion expressed herein, the registrant's principal executive officer and principal financial officer considered a number of factors, including the nature of the matters described above, when the matters occurred, the individuals involved, personnel changes that have occurred since these matters occurred, the results to date of the current ongoing investigation and the overall quality of controls at Putnam at this time.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: July 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: July 27, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: July 27, 2004